Commitments and Contingencies - Other Commercial Commitments Maturity (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Total	$ 21.6	$ 9.7
Bank guarantees and performance bonds
Other Commitments [Line Items]
Less than 1 year	20.4
1–3 years	1.2
Total	$ 21.6	$ 9.7